Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 8	£ 12
Total	£ 8	£ 12